10-Q LONG-TERM RECLAMATION LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Long-term reclamation liability — beginning of period	$ 5,445,672	$ 6,054,919	$ 6,034,208
Addition associated with the Lucerne mine	942,168	0
Reduction of obligation due to extension of time		926,434	0
Accretion of reclamation liability	82,316	317,187	20,711
Long-term reclamation liability — end of period	$ 6,470,156	$ 5,445,672	$ 6,054,919